Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current assets:
Cash		$ 15,511,392	$ 120,729,816	$ 127,511,687
Accounts receivable		58,064	451,927	1,794,218
Interest receivables		840	6,538	449,605
Deposits and prepayments		126,960	988,173	885,448
Total current assets		15,697,256	122,176,454	130,640,958
Non-current assets:
Property and equipment, net		119,874	933,018	1,314,011
Right-of-use assets		350,937	2,731,445	4,188,215
Total non-current assets		470,811	3,664,463	5,502,226
Total assets		16,168,067	125,840,917	136,143,184
Current liabilities:
Accruals and other payables		88,532	689,063	693,234
Contract liabilities		110,364	859,000	1,644,000
Operating lease liabilities		204,996	1,595,543	1,204,436
Total current liabilities		403,892	3,143,606	3,541,670
Non-current liabilities:
Operating lease liabilities		188,604	1,467,966	3,063,509
Total non-current liabilities		188,604	1,467,966	3,063,509
Total liabilities		592,496	4,611,572	6,605,179
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		17,815,433	138,662,858	138,662,858
Accumulated deficit		(2,241,895)	(17,449,339)	(9,140,679)
Total shareholders' equity		15,575,571	121,229,345	129,538,005
Total liabilities and shareholders' equity		16,168,067	125,840,917	136,143,184
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	1,631	12,701	12,701
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	$ 402	$ 3,125	$ 3,125

[1]	Giving retroactive effect to the share split at a ratio of 4:1 effected on February 6, 2025.